Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (585,393)	¥ 47,026
Prior service cost arising during the year	0	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	591	(1,446)
Prior service cost	1,974	1,396
Curtailment and settlement	13,659	4,860
Foreign currency translation adjustments	0	0
Total changes in Accumulated OCI	(569,169)	51,836
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	16,352	59,505
Prior service cost arising during the year	(608)	(597)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(1,362)	(7,534)
Prior service cost	952	3,124
Curtailment and settlement	(1,803)	(84,345)
Foreign currency translation adjustments	3,307	6,096
Total changes in Accumulated OCI	16,838	(23,751)
One-time write off	84,345
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	240	4,129
Prior service cost arising during the year	0	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	(1,191)	(155)
Prior service cost	426	432
Curtailment and settlement	0	0
Foreign currency translation adjustments	162	(332)
Total changes in Accumulated OCI	¥ (363)	¥ 4,074